SEGMENTED INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) reportableSegment	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of operating segments [line items]
Number of reportable segments | reportableSegment	2
Disclosure of Entity's Reportable Segments
Management fees	$ 1,792,103	$ 1,635,773
Administration fees	862,635	364,408
Other income	72,279	52,603
Total revenue	2,727,017	2,052,784
Selling, general and administrative	702,276	449,439
Trailer fees	551,700	509,444
Advisor and dealer fees	424,505	253,376
Deferred sales commissions	5,714	7,492
Amortization and depreciation	96,821	43,514
Other expenses	250,165	81,332
Total expenses	2,031,181	1,344,597
Income before income taxes	695,836	708,187
Interest and lease finance	(109,670)	(65,440)
Provision for income taxes	(173,792)	(167,201)
Net income for the year	412,374	475,546
Goodwill	3,255,941	2,053,672
Fund contracts	1,802,667	1,778,901
Total indefinite-life intangibles	5,058,608	3,832,573
Non-current assets	6,820,527	4,521,184
Canada
Disclosure of Entity's Reportable Segments
Total revenue	2,330,892	1,971,291
Non-current assets	3,669,613	3,492,876
United States
Disclosure of Entity's Reportable Segments
Total revenue	338,722	47,195
Non-current assets	3,039,774	912,731
Australia
Disclosure of Entity's Reportable Segments
Total revenue	57,403	34,298
Non-current assets	111,069	115,495
Hong Kong
Disclosure of Entity's Reportable Segments
Non-current assets	71	82
Intersegment eliminations
Disclosure of Entity's Reportable Segments
Management fees	(17,864)	(14,303)
Administration fees	(190,193)	(165,650)
Other income	0	0
Total revenue	(208,057)	(179,953)
Selling, general and administrative	(18,403)	(14,611)
Trailer fees	(34,537)	(28,965)
Advisor and dealer fees	(154,738)	(135,888)
Deferred sales commissions	(379)	(489)
Amortization and depreciation	0	0
Other expenses	0	0
Total expenses	(208,057)	(179,953)
Income before income taxes	0	0
Goodwill	0	0
Fund contracts	0	0
Total indefinite-life intangibles	0	0
Unallocated amounts
Disclosure of Entity's Reportable Segments
Interest and lease finance	(109,670)	(65,440)
Provision for income taxes	(173,792)	(167,201)
Asset Management | Operating segments
Disclosure of Entity's Reportable Segments
Management fees	1,809,967	1,650,076
Administration fees	0	0
Other income	26,949	(2,227)
Total revenue	1,836,916	1,647,849
Selling, general and administrative	376,670	325,245
Trailer fees	586,237	538,409
Advisor and dealer fees	0	0
Deferred sales commissions	6,093	7,981
Amortization and depreciation	25,383	24,714
Other expenses	90,624	69,176
Total expenses	1,085,007	965,525
Income before income taxes	751,909	682,324
Goodwill	1,312,543	1,311,873
Fund contracts	1,774,050	1,778,901
Total indefinite-life intangibles	3,086,593	3,090,774
Wealth Management | Operating segments
Disclosure of Entity's Reportable Segments
Management fees	0	0
Administration fees	1,052,828	530,058
Other income	45,330	54,830
Total revenue	1,098,158	584,888
Selling, general and administrative	344,009	138,805
Trailer fees	0	0
Advisor and dealer fees	579,243	389,264
Deferred sales commissions	0	0
Amortization and depreciation	71,438	18,800
Other expenses	159,541	12,156
Total expenses	1,154,231	559,025
Income before income taxes	(56,073)	25,863
Goodwill	1,943,398	741,799
Fund contracts	28,617	0
Total indefinite-life intangibles	1,972,015	741,799
Wealth Management | Operating segments | Canada
Disclosure of Entity's Reportable Segments
Goodwill	308,553	$ 254,276
Wealth Management | Operating segments | United States
Disclosure of Entity's Reportable Segments
Goodwill	$ 1,634,845		$ 487,523